Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Other Commitments [Line Items]
Internet data center (IDC) service related expenses	¥ 1,755,954	¥ 1,022,241
Internet data center (IDC) service
Future minimum payments under these non-cancelable agreements with initial terms of one year or more
Remainder of 2019	339,529
2020	910,004
2021	596,499
2022	510,313
2023	449,274
2024 and Thereafter	446,997
Total	¥ 3,252,616